                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-9060

                                   ----------

                              HOLLAND BALANCED FUND
               (Exact name of registrant as specified in charter)

                                 375 Park Avenue
                            New York, New York 10152
               (Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)                  Copy to:
          MICHAEL F. HOLLAND
            375 PARK AVENUE
       NEW YORK, NEW YORK 10152

       Registrant's telephone number, including area code: (212) 486-2002

Date of fiscal year end: September 30, 2008

Date of reporting period: December 31, 2007

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ITEM 1. SCHEDULE OF INVESTMENTS.

Holland Series Fund, Inc.

Holland Balanced Fund - PORTFOLIO OF INVESTMENTS

December 31, 2007 (Unaudited)                               Shares       Value(b)
-------------------------------------------------------   ----------   -----------
Common Stocks-66.8% (a)
COMPUTERS-3.3%
International Business Machines Corp.                         12,800   $ 1,383,680
                                                                       -----------
ELECTRONICS-10.0%
3M Co.                                                        23,700     1,998,384
Intel Corp.                                                   83,800     2,234,108
                                                                       -----------
                                                                         4,232,492
                                                                       -----------
ENTERTAINMENT & LEISURE-4.6%
The Walt Disney Co.                                           61,000     1,969,080
                                                                       -----------
FINANCIAL-6.0%
American Express Co.                                          35,000     1,820,700
JPMorgan Chase & Co.                                          17,000       742,050
                                                                       -----------
                                                                         2,562,750
                                                                       -----------
FOOD & BEVERAGES-5.1%
PepsiCo, Inc.                                                 28,500     2,163,150
                                                                       -----------
INSURANCE-5.6%
Berkshire Hathaway, Inc. Class A*                                 11     1,557,600
Chubb Corp.                                                   15,000       818,700
                                                                       -----------
                                                                         2,376,300
                                                                       -----------
OIL/GAS-9.5%
Exxon Mobil Corp.                                             22,300     2,089,287
Schlumberger, Ltd.                                            19,700     1,937,889
                                                                       -----------
                                                                         4,027,176
                                                                       -----------
PHARMACEUTICALS-5.6%
Johnson & Johnson                                             28,500     1,900,950
Pfizer, Inc.                                                  20,000       454,600
                                                                       -----------
                                                                         2,355,550
                                                                       -----------
PRODUCER GOODS-4.6%
General Electric Co.                                          52,900     1,961,003
                                                                       -----------
RETAIL-3.6%
Home Depot, Inc.                                              21,000       565,740
Wal-Mart Stores, Inc.                                         20,000       950,600
                                                                       -----------
                                                                         1,516,340
                                                                       -----------

Holland Series Fund, Inc.

December 31, 2007 (Unaudited)                               Shares       Value(b)
-------------------------------------------------------   ----------   -----------
Common Stocks - Continued
SOFTWARE-5.7%
Microsoft Corp.                                               68,400   $ 2,435,040
                                                                       -----------
TELECOMMUNICATIONS-3.2%
Comcast Corp. Class A*                                        75,000     1,369,500
                                                                       -----------
   Total Common Stocks (Cost-$21,041,127)                               28,352,061
                                                                       -----------

                                                           Principal
                                                          ----------
U.S. Government Securities-30.5%
U.S. TREASURY NOTES-30.5%
United States Treasury Note, 5.000%
   due 2/15/11                                            $4,000,000     4,224,064
United States Treasury Note**, 3.500%
   due 1/15/11                                             8,102,633     8,714,130
                                                                       -----------
   Total U.S. Government Securities (Cost-$12,183,442)                  12,938,194
                                                                       -----------
Repurchase Agreement-2.3%
State Street Bank and Trust Co. Repurchase Agreement,
   1.70% due 01/02/2008 in the amount of $962,090.86;
   issued 12/31/2007 (Collateralized by $975,000, FHLB,
   4.125% due 04/18/08 with a market value of $984,750
   (Cost $962,000)                                           962,000       962,000
                                                                       -----------
Total Investments-99.6% (Cost-$34,186,569) (c)                          42,252,255
                                                                       -----------
OTHER ASSETS IN EXCESS OF LIABILITIES-0.4%                                 189,713
                                                                       -----------
NET ASSETS-100%                                                        $42,441,968
                                                                       ===========

(a) All percentages are based on the net assets of the Holland Balanced Fund (the "Fund") as of December 31, 2007.

(b) Securities traded on an exchange are valued at their last sales price on that exchange. Securities for which over- the-counter market quotations are available are valued at the latest bid price. The Fund is using the NASDAQ Official Closing Price as the pricing source for those securities trading through that market. Debt securities purchased with sixty days or less remaining to maturity are valued at amortized cost which approximates fair value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith in accordance with procedures approved by the Directors of the Fund.

(c) At December 31, 2007, the U.S. Federal income tax cost basis of investments was $34,186,569. Net unrealized appreciation of the Fund's investment securities was $8,065,686 of which $8,816,363 related to appreciated investment securities and $750,677 related to depreciated investment securities.

*    Non-income producing

**   Treasury Inflation-Protection Security (TIPS)

FHLB - Federal Home Loan Bank

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's president and treasurer has evaluated the registrant's disclosure controls and procedures within 90 days of this filing and has concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported timely.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal controls over financial reporting.

ITEM 3. EXHIBITS.

The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HOLLAND SERIES FUND, INC.


By: /s/ Michael F. Holland
    ---------------------------------
    Michael F. Holland
    President of the Holland Series
    Fund, Inc.

Date: February 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.


By: /s/ Michael F. Holland
    ---------------------------------
    Michael F. Holland
    President and Treasurer of the
    Holland Series Fund, Inc.

Date: February 20, 2008